Consolidated statements of operations - EUR (€) € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		€ 181,491	€ 554,046	€ 583,395
Revenue from related party		67,430	284,571	331,421
Total revenue		248,921	838,617	914,816
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	10,133	9,159	5,435
Selling and marketing, including related party	[1],[2],[3]	178,255	664,155	805,633
Technology and content, including related party	[1],[2],[3]	64,258	69,924	66,904
General and administrative, including related party	[1],[2],[3]	40,935	55,543	54,326
Amortization of intangible assets	[3]	373	1,685	1,684
Goodwill impairment loss		207,618	0	0
Operating income/(loss)		(252,651)	38,151	(19,166)
Other income/(expense)
Interest expense		(270)	(33)	(1,839)
Other, net		(212)	(428)	539
Total other income/(expense), net		(482)	(461)	(1,300)
Income/(loss) before income taxes		(253,133)	37,690	(20,466)
Expense/(benefit) for income taxes		(8,494)	20,982	1,086
Income/(loss) before equity method investment		(244,639)	16,708	(21,552)
Income/(loss) from equity method investment		(739)	453	63
Net income/(loss)		€ (245,378)	€ 17,161	€ (21,489)
Earnings per share attributable to trivago N.V. available to common stockholders:
Basic (in Euro per share)		€ (0.69)	€ 0.05	€ (0.06)
Diluted (in Euro per share)		€ (0.69)	€ 0.05	€ (0.06)
Shares used in computing earnings per share:
Basic (in shares)		353,338	351,991	350,852
Diluted (in shares)		353,338	356,738	350,852

[1]	Includes related party expense as follows:

	Year ended December 31,
	2018	2019	2020

Cost of revenue	59	€44	(32)
Selling and marketing	42	263	133
Technology and content	700	465	97
General and administrative	9	43	31

[2]	Includes share-based compensation as follows:

	Year ended December 31,
	2018	2019	2020
Cost of revenue	184	269	243
Selling and marketing	3,273	2,359	1,169
Technology and content	5,260	5,978	3,808
General and administrative	11,985	11,285	9,859

[3]	Includes depreciation and amortization as follows:

	Year ended December 31,
	2018	2019	2020
Amortization of internal use software costs included in selling and marketing	—	360	188
Amortization of acquired technology included in amortization of intangible assets	278	143	84
Amortization of internal use software and website development costs included in technology and content	2,214	3,239	3,926
Amortization of internal use software costs included in general and administrative	785	656	491